Earnings/(Loss) per share - Narrative (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Potential securities excluded from diluted EPS calculation (in shares)	1,637,694	1,878,514